Financial liabilities at amortized cost - deposits (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 28,855,065	$ 23,691,130
RDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	21,511,844	21,054,443
Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	6,796,826	2,388,601
CDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	546,395	248,086
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits by customers	28,661,668	23,502,403
Not later than one year [member] | RDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	21,402,435	20,900,095
Not later than one year [member] | Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	6,796,826	2,388,601
Not later than one year [member] | CDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	462,407	213,707
Later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits by customers	193,397	188,727
Later than one year [member] | RDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	109,409	154,348
Later than one year [member] | Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers
Later than one year [member] | CDB [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 83,988	$ 34,379